Consolidated Statements of Financial Position (Unaudited) - CAD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Current assets
Cash	$ 29,648	$ 45,075
Accounts receivable and others	1,650	4,081
Inventories		9,377
Prepaids	6,668	14,486
Assets of disposal group held for sale (note 3)	28,270
Total current assets	66,236	73,019
Other long-term assets	285	1,353
Capital assets (note 4)	5,738	18,791
Right-of-use assets (note 5)	1,850	8,557
Intangible assets (note 6)	4,538	15,492
Deferred tax assets	572	572
Total assets	79,219	117,784
Current liabilities
Accounts payable and accrued liabilities	9,375	16,835
Current portion of lease liabilities (note 7)	4,807	6,946
Current portion of provisions (note 8)	3,078
Current portion of long-term debt (note 10)	2,600
Liabilities of disposal group held for sale (note 3)	8,095
Total current liabilities	27,955	23,781
Long-term portion of lease liabilities (note 7)	19,329	26,506
Provisions (note 8)	18,850
Warrant liability (note 9)	10,084	11,640
Long-term debt (note 10)	39,150	40,532
Other long-term liabilities	103	313
Total liabilities	115,471	102,772
EQUITY (DEFICIENCY)
Share capital (note 11a)	977,261	977,261
Contributed surplus (note 11b)	41,722	39,877
Warrants (note 11c)	95,856	95,856
Accumulated other comprehensive loss	(2,973)	(3,030)
Accumulated other comprehensive income of disposal group held for sale		184
Deficit	(1,139,354)	(1,087,049)
Equity attributable to owners of the parent	(27,488)	23,099
Non-controlling interests	(8,764)	(8,087)
Total equity (deficiency)	(36,252)	15,012
Total liabilities and equity (deficiency)	$ 79,219	$ 117,784